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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

  For the monthly distribution period from October 1, 2007 to October 31, 2007

                   Commission File Number of issuing entity:
                                  333-140605-02

                        Home Equity Loan Trust 2007-HSA3
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-140605

                Residential Funding Mortgage Securities II, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                 Delaware                                          None
      (State or other jurisdiction of                       (I.R.S. Employer
   incorporation or organization of the                     Identification No.)
              issuing entity)

 c/o Residential Funding Company, LLC, as
              Master Servicer                                      55437
      8400 Normandale Lake Boulevard                               (Zip Code)
          Minneapolis, Minnesota 55437
(Address of principal executive offices of
              issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                      Name of
                                                                     exchange
                               Section      Section     Section     (If Section
                                 12(b)       12(g)       15(d)        12(b))
Class A Home Equity
Loan-Backed Term Notes,
Series 2007-HSA3                 [___]       [___]       [ X ]    ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___


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                      PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

      The response to Item 1 is set forth in part herein and in part in
Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated May 25, 2007 relating to the Home Equity Loan Trust 2007-HSA3 Home Equity Loan-Backed Term Notes, Series 2007-HSA3 and related Prospectus dated April 23, 2007 (collectively, the "Prospectus"), of the Home Equity Loan Trust 2007-HSA3 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

      The following classes of Notes were offered under the Prospectus:
Class A-I-1, Class A-I-2, Class A-I-3, Class A-I-4, Class A-I-5, Class A-I-6 and Class A-II Notes.


                         PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

See Exhibit 99.2.

ITEM 8 - Other Information.

Nothing to report.


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ITEM 9 - Exhibits

(a)   Documents filed as part of this report.

Exhibit 99.1      November 2007 Monthly Statement to Noteholders.

Exhibit 99.2      Financial Statements of MBIA Insurance Corporation
            (incorporated by reference to the unaudited consolidated financial statements of MBIA Insurance Corporation included in the Quarterly Report on Form 10-Q for the period ended September 30, 2007 filed by MBIA Inc. with the Securities and Exchange Commission).

(b)   Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.3 Servicing Agreement dated as of May 30, 2007 among Residential
            Funding Company, LLC, as master servicer, LaSalle Bank National Association, as indenture trustee, and the Home Equity Loan Trust 2007-HSA3, as issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 4.4 Amended and Restated Trust Agreement dated as of May 30, 2007 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 4.5 Indenture dated as of May 30, 2007 between Home Equity Loan Trust
            2007-HSA3, as issuer, and LaSalle Bank National Association, as indenture trustee, and Appendix A thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.1      Home Equity Loan Purchase Agreement dated as of May 30,
            2007 by Residential Funding Mortgage Securities II, Inc., as purchaser, and Residential Funding Company, LLC, as seller (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.2      Note Guaranty Insurance Policy issued by MBIA Insurance
            Corporation relating to Home Equity Loan-Backed Notes, Series 2007-HSA3 relating to the Class I Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 10.3      Note Guaranty Insurance Policy issued by MBIA Insurance
            Corporation relating to Home Equity Loan-Backed Notes, Series 2007-HSA3 relating to the Class II Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2007).

Exhibit 99.1      November 2007 Monthly Statement to Noteholders.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 26, 2007



                              Home Equity Loan Trust 2007-HSA3
                              (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Master Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title: Director


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                              INDEX TO EXHIBITS

Exhibit 99.1      November 2007 Monthly Statement to Noteholders

Exhibit 99.2      Financial Statements of MBIA Insurance Corporation
            (incorporated by reference to the unaudited consolidated financial statements of MBIA Insurance Corporation included in the Quarterly Report on Form 10-Q for the period ended September 30, 2007 filed by MBIA Inc. with the Securities and Exchange Commission)


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                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS


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                                  EXHIBIT 99.2

               FINANCIAL STATEMENTS OF MBIA INSURANCE CORPORATION

The unaudited consolidated financial statements of MBIA Insurance Corporation included in the Quarterly Report on Form 10-Q for the period ended September 30, 2007 filed by MBIA Inc. with the Securities and Exchange Commission are hereby incorporated by reference in this Exhibit 99.2 to Report on Form 10-D.


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